Other Income and Expenses - Summary of Details of Other Expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income And Expense [Abstract]
Loss on retirement and disposal of property and equipment	₩ 0	₩ 0	₩ 57
Impairment loss on intangible assets	1,531	293	281
Impairment loss on other non-current assets	0	177	1,087
Donation	0	0	1
Loss on retirement and disposal of intangible assets	6	4	0
Miscellaneous loss	15	265	26
Total	₩ 1,552	₩ 739	₩ 1,452